UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - November 30, 2006

Item 1:	Reports to Shareholders

Vanguard® Pennsylvania
Tax-Exempt Funds

> Annual Report

November 30, 2006

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

>

During the fiscal year ended November 30, 2006, Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 3.3%, and Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 6.3% for Investor Shares and 6.4% for Admiral Shares.

>	The funds outpaced the average returns of competing funds during the period, and maintained their long-term performance advantage over their peers.

>	Interest rates generally increased during the first part of the year, then retreated as near-term inflation concerns subsided.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	7
Pennsylvania Tax-Exempt Money Market Fund	10
Pennsylvania Long-Term Tax-Exempt Fund	27
About Your Fund’s Expenses	50
Glossary	52

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2006
Total
Returns
Vanguard Pennsylvania Tax-Exempt Money Market Fund	3.3%
SEC 7-Day Annualized Yield: 3.48%
Taxable-Equivalent Yield: 5.52%[1]
Average Pennsylvania Tax-Exempt Money Market Fund[2]	2.8

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	6.3%
SEC 30-Day Annualized Yield: 3.84%
Taxable-Equivalent Yield: 6.10%[1]
Admiral™ Shares[3]	6.4
SEC 30-Day Annualized Yield: 3.91%
Taxable-Equivalent Yield: 6.21%[1]
Lehman 10 Year Municipal Bond Index	6.2
Average Pennsylvania Municipal Debt Fund[2]	5.6
Lehman Municipal Bond Index	6.1

Your Fund’s Performance at a Glance
November 30, 2005–November 30, 2006
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Pennsylvania Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.033	$0.000
Long-Term
Investor Shares	11.32	11.47	0.513	0.029
Admiral Shares	11.32	11.47	0.522	0.029

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum commonwealth of Pennsylvania income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

Yields for municipal bonds generally increased during the first part of your fund’s fiscal year, then declined amid signs of a cooling economy and easing inflation concerns.

For the year, Vanguard Pennsylvania Long-Term Tax-Exempt Fund Investor Shares returned 6.3%. As of November 30, the shares’ yield was 3.84%. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.10%. The fund’s return and yields were slightly higher for Admiral Shares.

Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 3.3%. The fund’s yield increased to 3.48% (from 2.89% a year ago); the taxable-equivalent yield would be 5.52% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Although the funds’ income distributions are expected to be exempt from federal and Pennsylvania state income taxes, part of these distributions may be subject to the federal alternative minimum tax.

Weaker parts of the economy drew bond investors’ notice

In the first half of the fiscal year, the Federal Reserve Board continued to tighten monetary policy, raising its target for the federal funds rate five times through the end of June. Longer-term bond yields generally followed the upward trend until late summer, when they began to backslide. Weakness in the housing and manufacturing sectors persuaded bond investors that inflation was not a threat, prompting a rally (bond prices rose and yields fell).

The broad taxable bond market returned 5.9%. Municipal bonds did better still.

Economic uncertainty didn’t stop a stock rally

Despite being caught in a crosscurrent of opinions on the economy, stocks more than held their own. The housing market and automobile makers produced a drumbeat of bad news; however, corporate profits and job creation remained strong.

Amid such mixed signals, stocks rose sharply beginning in mid-July. The broad market gained 14.7% for the year; in October, the narrower Dow Jones Industrial Average broke through its January 2000 high—and kept going.

Small-capitalization stocks enjoyed an edge over large-cap stocks by a margin of roughly 3 percentage points. Among both small-cap and large-cap stocks, value-oriented stocks outperformed their growth-oriented counterparts by wide margins.

Investors in international stocks were rewarded by both a falling U.S. dollar and strong economic gains in Europe and emerging markets.

Market Barometer
		Average Annual Total Returns
	Periods Ended November 30, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	5.9%	4.2%	5.0%
Lehman Municipal Bond Index	6.1	4.7	5.4
Citigroup 3-Month Treasury Bill Index	4.7	2.9	2.3

Stocks
Russell 1000 Index (Large-caps)	14.2%	12.2%	6.8%
Russell 2000 Index (Small-caps)	17.4	14.2	12.7
Dow Jones Wilshire 5000 Index (Entire market)	14.7	12.8	7.8
MSCI All Country World Index ex USA (International)	29.2	23.6	16.5

CPI
Consumer Price Index	2.0%	3.0%	2.6%

Advisor kept sharp focus on funds’ income and level of risk

During the funds’ fiscal year, interest rates moved higher, then declined. These movements largely hinged upon investors’ outlook for inflation: In the first part of the fiscal year, many feared the economy’s brisk growth rate would trigger higher inflation. This drove interest rates higher. In the second part of the year, the economy cooled, inflation fears eased, and interest rates fell. In the municipal bond market, yields peaked in June, then decreased over the final five months of the fiscal year. For the full 12 months, short-term municipal yields increased slightly, and the yields for the longest-term securities fell. Throughout these ups and downs, the funds’ advisor remained focused on maintaining a high level of fund income without undue risk.

The Pennsylvania Long-Term Tax-Exempt Fund’s returns (6.3% for Investor Shares; 6.4% for Admiral Shares) surpassed the results of its benchmark index and the average return of competing Pennsylvania municipal bond funds. The fund’s positioning represented a trade-off between interest rate sensitivity and income generation, and the fund experienced relatively stable income and an increase in net asset value for the fiscal year.

The Pennsylvania Tax-Exempt Money Market Fund returned 3.3%, besting the average return of its peers. The fund benefited from the year-over-year increase in short-term interest rates as it quickly translated rising rates into higher income. In the money market category, a few

Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Peer
Pennsylvania Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.64%
Long-Term	0.16	0.09%	1.20

1 Fund expense ratios reflect the 12 months ended November 30, 2006. Peer groups are: for the Pennsylvania Tax-Exempt Money Market Fund, the Average Pennsylvania Tax-Exempt Money Market Fund; and for the Pennsylvania Long-Term Tax-Exempt Fund, the Average Pennsylvania Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

basis points of income can mean a great deal, and the fund’s low expense ratio continued to serve its shareholders well.

The funds’ performance advantage is clear over the long term

While a year of outperformance is certainly a worthy accomplishment, we believe it’s more meaningful to highlight the longer-term picture. The table below displays how hypothetical investments of $10,000 in the Pennsylvania Tax-Exempt Funds would have grown over the past ten years, compared with the average performance among competing funds. As you can see, our funds’ advantage has been clear.

This is a tribute to the skill and experience of Vanguard Fixed Income Group, the funds’ advisor. It also underscores Vanguard’s enduring commitment to quality and consistency—traits that are so important in the management of municipal bond funds. Since the Pennsylvania Tax-Exempt Funds’ inceptions, the advisor’s task has been aided by Vanguard’s low-cost structure, a powerful benefit that allows a greater portion of your fund’s total return to go to you, the shareholder.

Funds maintained steadfast commitment to high-quality securities

The investment decisions that a bond portfolio manager faces every day often reflect the potential for greater risk than reward. That is, if an investment goes well, a bond issuer repays the principal and meets all interest obligations. But if an investment does poorly, the issuer might default on the bond, and the principal may be lost entirely.

Total Returns
Ten Years Ended November 30, 2006
			Final Value of a $10,000
	Average Annual Return		Initial Investment[1]
		Average		Average
	Vanguard	Competing	Vanguard	Competing
Pennsylvania Tax-Exempt Fund	Fund	Fund	Fund	Fund	Difference
Money Market	2.5%	2.2%	$12,852	$12,396	$456
Long-Term Investor Shares	5.6	4.7	17,206	15,897	1,309

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Assuming reinvestment of all income dividends and capital gains distributions.

Vanguard Fixed Income Group approaches this seemingly tilted endeavor with great prudence. The group carefully sets an investment strategy, then executes that strategy with skill and discipline. Maintaining portfolios of high-quality securities is an integral part of the group’s approach. Given the performance advantage afforded by Vanguard’s low expense ratios, the advisor doesn’t need to invest in riskier bonds to generate competitive yields. This low-cost, high-quality combination historically has placed the Pennsylvania Tax-Exempt Funds in the enviable position of having both higher-quality securities and higher long-term returns than many competing funds.

We believe the Pennsylvania Tax-Exempt Funds are an intelligent way for Pennsylvania residents in higher tax brackets to invest in high-quality municipal bonds.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

December 12, 2006

Advisor’s Report

During the fiscal year ended November 30, 2006, the Vanguard Pennsylvania Tax-Exempt Funds outpaced the average returns of competitors. Vanguard Pennsylvania Long-Term Tax-Exempt Fund returned 6.3% for Investor Shares and 6.4% for Admiral Shares. Vanguard Pennsylvania Tax-Exempt Money Market Fund returned 3.3%.

The investment environment

The U.S. economy expanded during the fund’s fiscal year, though its rate of expansion slowed in the second half. In the third quarter of calendar-year 2006, real gross domestic product grew at an annualized rate of 2.0%, a pace slightly below expectations for the economy’s potential long-run growth rate.

Robust global demand for U.S. exports and solid business investment spending were key drivers of growth, while the struggling housing and auto sectors created a drag on the economy. Consumer spending expanded at a decent 2.7% over the past year, as rising incomes and improved job prospects helped to partially mitigate high energy prices, the slumping housing market, and rising short-term interest rates. The U.S. labor market remains tight and continues to improve. The unemployment rate was 4.5% in November, close to the lowest level in more than five years.

Inflation concerns eased over the summer months, in part because of a sharp decline in energy prices. Since its June 2006 meeting, the Federal Reserve Board has

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	3.24%	3.45%	+21
5 years	3.43	3.43	0
10 years	3.87	3.56	–31
30 years	4.55	3.91	–64

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	Nov. 30, 2006	(basis points)[1]
2 years	4.41%	4.61%	+20
5 years	4.41	4.45	+4
10 years	4.48	4.46	–2
30 years	4.69	4.56	–13

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

left its target for short-term interest rates unchanged at 5.25%. At its meeting in October, the Fed noted that “some inflation risks remain,” but added that the “extent and timing of any additional firming that may be needed to address these risks will depend on the evolution of the outlook for both inflation and economic growth.” At its December 12 meeting (after the close of the fund’s fiscal year), the Fed again voted to keep its rate target at 5.25%.

The municipal bond market

The movement of U.S. Treasury and municipal bond yields during the fiscal year was a story in two parts. In the first half of the year, yields in both markets generally increased across the maturity spectrum (with the exception of the longest-term municipal bonds, whose yields decreased slightly). In the second half, Treasury and municipal yields of all maturities fell as inflation concerns eased. For the 12 months overall, short-term Treasury yields increased, intermediate-term rates were relatively unchanged, and the longest-term rates fell slightly. Short-term municipal yields also increased, but long-term yields fell significantly as prices for those issues increased.

Consequently, long-term municipal bonds (those with maturities of 10 years or longer) dramatically outperformed their Treasury counterparts. In fact, as of the fiscal year-end, the ratios of municipal yields to Treasury yields for bonds with maturities of 10 years and longer were close to their lowest points of the last five years. (A declining ratio indicates that municipals are outperforming Treasuries.)

A key reason that municipal bonds outperformed Treasuries was a decline in new issuance for municipals. For the 12 months ended November 30, the amount of new tax-exempt issuance fell 15.8% nationwide from the prior-year level. Over the past few years, many states and municipalities have taken advantage of low interest rates to refund existing debt. Because each issue can be refunded only once under IRS regulations, the multiyear surge in new supply has receded.

Management of the funds

In Pennsylvania, tax-exempt issuance fell 35.2% from its year-ago level, marking a significant tightening in the marketplace. Pennsylvania has experienced improving revenue growth, although rising Medicaid costs continue to put pressure on the state budget. Among other issues, Harrisburg lawmakers have focused their agendas on reducing property taxes and evaluating plans to privatize toll roads.

In the first half of the fiscal year, rising rates put pressure on municipal bond prices, and the Pennsylvania Long-Term Tax-Exempt Fund experienced a decline in its net asset value. But as market rates decreased in the second half, prices for the fund’s underlying bonds increased. The fund’s modest capital return, combined with its relatively high level of income, translated into a respectable 12-month total return. Meanwhile, the Pennsylvania Tax-Exempt Money Market Fund’s short average maturity allowed it to translate increases in short-term interest rates into higher returns.

In the tax-exempt bond market, credit-quality spreads—or the differences in yields between high-quality and lower-quality issues—continued to fall. These spreads have collapsed since late 2003 as the economy strengthened and memories of credit disasters faded. Recently, with quality spreads approaching the lowest levels since the mid-to-late-1990s, investors have sought yield in lower-quality issues.

As a matter of course, we maintain a higher-quality bias in the Vanguard Pennsylvania Tax-Exempt Funds, taking advantage of our historical expense advantage to provide an attractive tax-exempt dividend without stretching for lower quality or subjecting the portfolio to undue market risk. In the present environment, we don’t believe that quality spreads are compensating investors for taking on higher credit risk. We continue to rely on our talented and experienced credit staff in our efforts to make prudent security selections for the funds.

Kathryn T. Allen, Principal

John M. Carbone, Principal

Vanguard Fixed Income Group

December 19, 2006

Pennsylvania Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2006

Financial Attributes

Yield	3.5%
Average Weighted Maturity	29 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%

Distribution by Credit Quality[2] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	88%
P-1/A-1/SP-1/F-1	11
AAA/AA	1

1 Moody’s Investors Service.

2 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 52 for a glossary of investment terms.

Pennsylvania Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Pennsylvania Tax-Exempt Money Market Fund	3.31%	1.75%	2.54%	$12,852
Average Pennsylvania Tax-Exempt
Money Market Fund[1]	2.83	1.34	2.17	12,396

1	Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Pennsylvania Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.5%	3.2%
1998	3.3	3.0
1999	3.1	2.7
2000	3.9	3.6
2001	2.9	2.5
2002	1.3	1.0
2003	0.9	0.6
2004	1.0	0.6
2005	2.2	1.7
2006	3.3	2.8
SEC 7-Day Annualized Yield (11/30/2006): 3.48%

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Pennsylvania Tax-Exempt
Money Market Fund	6/13/1988	3.17%	1.70%	2.54%

1 Returns for the Average Pennsylvania Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 25 for dividend information.

Pennsylvania Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.0%)
Allegheny County PA GO VRDO	3.520%	12/7/06 LOC	14,455	14,455
Allegheny County PA GO VRDO	3.520%	12/7/06 LOC	37,315	37,315
Allegheny County PA Higher Educ. Auth. Rev.
(Washington & Jefferson College) VRDO	3.550%	12/7/06 LOC	9,685	9,685
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.500%	12/7/06 (1)	12,900	12,900
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.500%	12/7/06 (1)	11,945	11,945
Allegheny County PA Hosp. Dev. Auth. Rev.
(Presbyterian Univ. Health System) VRDO	3.500%	12/7/06 LOC	7,640	7,640
[1] Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh Medical Center) TOB VRDO	3.510%	12/7/06 (1)	4,995	4,995
[1] Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh) TOB VRDO	3.510%	12/7/06 (1)	19,560	19,560
Allegheny County PA IDA Rev.
(Carnegie Museum of Pittsburgh) VRDO	3.500%	12/7/06 LOC	5,070	5,070
Allegheny County PA IDA Rev.
(Residential Rental) VRDO	3.530%	12/7/06 LOC	3,065	3,065
Allegheny County PA IDA Rev.
(Western PA School for Blind Children) PUT	3.800%	7/1/07	15,000	15,000
Allegheny County PA Port Auth. Rev.	4.500%	6/29/07 LOC	10,200	10,240
Beaver County PA IDA PCR (First Energy) VRDO	3.650%	12/1/06 LOC	3,300	3,300
Beaver County PA IDA PCR (First Energy) VRDO	3.500%	12/7/06 LOC	52,250	52,250
Berks County PA IDA (Kutztown Univ.) VRDO	3.480%	12/7/06 LOC	9,530	9,530
Berks County PA IDA (Lutheran Health Care) VRDO	3.480%	12/7/06 (2)	16,200	16,200
[1] Bethlehem PA Area School Dist. GO TOB VRDO	3.510%	12/7/06 (3)	19,800	19,800
Central Bucks PA School Dist. VRDO	3.530%	12/7/06 (3)	11,070	11,070
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	3.460%	12/7/06	20,000	20,000
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System) VRDO	3.480%	12/7/06	26,070	26,070
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jenner’s Pond Project) VRDO	3.490%	12/7/06 LOC	10,475	10,475
Chester County PA IDA
(Archdiocese of Philadelphia) VRDO	3.550%	12/1/06 LOC	5,440	5,440
Chester County PA IDA Student Housing Rev. VRDO	3.510%	12/7/06 LOC	11,900	11,900
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College) PUT	3.630%	11/1/07 LOC	6,970	6,970

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cumberland County PA Muni. Auth. College Rev.
(Messiah Village Program) VRDO	3.490%	12/7/06 LOC	3,800	3,800
Dallastown Area School Dist. VRDO	3.500%	12/7/06 (4)	7,500	7,500
Dallastown Area School Dist. York County PA
GO VRDO	3.500%	12/7/06 (3)	19,515	19,515
Daniel Boone PA Area School Dist. GO VRDO	3.480%	12/7/06 (2)	9,980	9,980
Dauphin County PA General Auth. Hosp. Rev.
(Reading Hosp. & Medical Center) VRDO	3.490%	12/7/06	9,335	9,335
Delaware County PA Auth. Rev.
(White Horse Village Project) VRDO	3.650%	12/1/06 LOC	13,545	13,545
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	3.470%	12/7/06 LOC	12,525	12,525
Delaware County PA Auth. Univ. Rev.
(Villanova Univ.) VRDO	3.470%	12/7/06 LOC	10,435	10,435
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.470%	12/7/06 LOC	16,760	16,760
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center) VRDO	3.730%	12/7/06 LOC	4,100	4,100
Delaware County PA IDA Airport Fac.
(United Parcel Service) VRDO	3.600%	12/1/06	10,200	10,200
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.650%	12/1/06	11,700	11,700
Delaware County PA IDA PCR
(BP Exploration & Oil) VRDO	3.650%	12/1/06	27,450	27,450
Delaware County PA IDA PCR (PECO) CP	3.600%	12/1/06 LOC	16,500	16,500
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	3.480%	12/7/06	8,375	8,375
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	3.480%	12/7/06	8,595	8,595
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	3.480%	12/7/06	42,600	42,600
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	3.480%	12/7/06	8,235	8,235
Delaware County PA
IDA Refunding Resource Recovery Fac.
(General Electric Capital Corp.) VRDO	3.480%	12/7/06	7,640	7,640
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.500%	12/7/06	8,700	8,700
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.500%	12/7/06	14,900	14,900
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.500%	12/7/06	17,600	17,600
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.500%	12/7/06	23,005	23,005
Delaware County PA IDA Solid Waste Rev.
(Scott Paper Co.) VRDO	3.500%	12/7/06	17,000	17,000
[1] Erie County PA GO TOB VRDO	3.510%	12/7/06 (1)	6,280	6,280
Exeter Township PA VRDO	3.480%	12/7/06 (10)	5,000	5,000
Franklin County PA IDA Healthcare Rev.
(Chambersburg Hosp.) VRDO	3.530%	12/7/06 (2)	6,200	6,200

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County PA IDA Rev.
(Menno Haven Inc. Project) VRDO	3.500%	12/7/06 LOC	7,000	7,000
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.650%	12/1/06	4,000	4,000
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.650%	12/1/06	1,100	1,100
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO	3.460%	12/7/06	55,500	55,500
Hamburg PA Area School Dist. GO VRDO	3.480%	12/7/06 (4)	17,000	17,000
Indiana County PA IDA (Exelon Generation) VRDO	3.690%	12/1/06 LOC	3,000	3,000
Lackawanna County PA GO VRDO	3.500%	12/7/06 LOC	20,365	20,365
Lackawanna County PA IDA Rev.
(Scranton Prep School Proj.) VRDO	3.480%	12/7/06 LOC	24,800	24,800
Lancaster County PA GO VRDO	3.490%	12/7/06 (4)	4,700	4,700
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.480%	12/7/06 LOC	11,240	11,240
Lancaster County PA Hosp. Auth. Rev.
(Masonic Homes) VRDO	3.480%	12/7/06 (2)	6,005	6,005
Lancaster PA School Dist. GO	5.375%	2/15/07 (3)(Prere.)	5,590	5,613
[1] Lehigh County PA IDA PCR TOB VRDO	3.510%	12/7/06 (3)	5,000	5,000
[1] Lehigh County PA IDA PCR TOB VRDO	3.510%	12/7/06 (3)	13,005	13,005
[1] Lehigh County PA IDA PCR TOB VRDO	3.520%	12/7/06 (3)	3,290	3,290
Manheim Township PA School Dist. VRDO	3.480%	12/7/06 (4)	12,000	12,000
Manheim Township PA School Dist. VRDO	3.500%	12/7/06 (4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.490%	12/7/06 LOC	12,200	12,200
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.490%	12/7/06 LOC	10,000	10,000
Mercersburg Borough PA General Purpose Auth.
(Mercersburg College) VRDO	3.490%	12/7/06 LOC	18,715	18,715
Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	3.480%	12/8/06 LOC	37,800	37,800
Montgomery County PA IDA PCR
(Exelon Generation Co.) CP	3.520%	12/8/06 LOC	5,000	5,000
Montgomery County PA IDA PCR
(Presbytery Homes) VRDO	3.500%	12/7/06 LOC	11,500	11,500
Montgomery County PA IDA Rev.
(Foulkeways At Gwynedd Project) VRDO	3.480%	12/7/06 LOC	13,390	13,390
Montgomery County PA IDA Rev.
(Gloria Dei Project) VRDO	3.490%	12/7/06 LOC	11,600	11,600
Montgomery County PA IDA Rev.
(Meadowood Corp) VRDO	3.490%	12/7/06 LOC	19,670	19,670
North Penn PA Water Auth. Rev. VRDO	3.500%	12/7/06 (3)	23,700	23,700
North Wales PA Water Auth.
Rural Water Project PUT	3.625%	4/1/07	5,100	5,100
Northampton County PA General Purpose Auth.
Univ. Rev. (Lafayette college) VRDO	3.470%	12/7/06	7,100	7,100
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	3.470%	12/7/06	20,635	20,635
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	3.470%	12/7/06	12,875	12,875
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO	3.530%	12/7/06	30,600	30,600
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	3.470%	12/7/06	15,180	15,180

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA Higher Educ. Auth. Rev.
(Lehigh Univ.) VRDO	3.470%	12/7/06	16,935	16,935
Northampton County PA IDA PCR
(Libra Partners) VRDO	3.580%	12/7/06 LOC	5,480	5,480
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	3.500%	12/7/06 LOC	12,110	12,110
Northeastern PA Hosp. & Educ. Auth. Rev.
(Wilkes Univ.) VRDO	3.500%	12/7/06 LOC	4,895	4,895
[1] Owen J. Roberts School Dist. Pennsylvania
GO TOB VRDO	3.510%	12/7/06 (4)	17,200	17,200
Parkland PA School Dist. VRDO	3.480%	12/7/06 (4)	10,000	10,000
[1] Pennsbury PA School Dist. TOB VRDO	3.510%	12/7/06 (3)	5,085	5,085
Pennsbury PA School Dist. VRDO	3.500%	12/7/06 (4)	11,445	11,445
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Jefferson Health) VRDO	3.470%	12/7/06	25,820	25,820
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Jefferson Health) VRDO	3.470%	12/7/06	19,700	19,700
[1] Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
(Wenger’s Feed Mill) TOB VRDO	3.580%	12/7/06 LOC	7,275	7,275
Pennsylvania GO	5.250%	2/1/07	5,000	5,014
Pennsylvania GO	5.125%	3/15/07 (2)(Prere.)	7,990	8,150
Pennsylvania GO	5.500%	7/1/07 (1)	30,000	30,328
Pennsylvania GO	5.000%	10/1/07 (3)	4,875	4,933
[1] Pennsylvania GO TOB VRDO	3.510%	12/7/06 (1)	5,140	5,140
[1] Pennsylvania GO TOB VRDO	3.510%	12/7/06 (1)	7,540	7,540
[1] Pennsylvania GO TOB VRDO	3.520%	12/7/06 (4)	11,730	11,730
[1] Pennsylvania GO TOB VRDO	3.520%	12/7/06	10,650	10,650
[1] Pennsylvania GO TOB VRDO	3.520%	12/7/06 (1)(4)	8,520	8,520
[1] Pennsylvania GO TOB VRDO	3.520%	12/7/06 (1)	20,000	20,000
[1] Pennsylvania GO TOB VRDO	3.540%	12/7/06	3,550	3,550
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.520%	12/7/06 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.530%	12/7/06 (2)	34,200	34,200
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.530%	12/7/06 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.530%	12/7/06 (4)	5,000	5,000
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.550%	12/7/06 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.550%	12/7/06 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.550%	12/7/06 (4)	43,500	43,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.630%	12/1/06	19,965	19,965
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.630%	12/1/06	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.630%	12/1/06	13,325	13,325
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO	3.630%	12/1/06	19,975	19,975
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.470%	12/7/06 LOC	10,940	10,940

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.480%	12/7/06 (1)	25,525	25,525
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) VRDO	3.480%	12/7/06 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gannon Univ.) VRDO	3.500%	12/7/06 LOC	4,000	4,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) VRDO	3.500%	12/7/06 LOC	5,000	5,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.) VRDO	3.470%	12/7/06 LOC	4,200	4,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Student Assn. Inc. Housing—
Univ. of California) VRDO	3.490%	12/7/06 LOC	40,000	40,000
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) TOB VRDO	3.510%	12/7/06 (1)	15,000	15,000
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.) TOB VRDO	3.520%	12/7/06 (1)	4,168	4,168
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Trustees Univ.)	5.000%	9/1/07	5,570	5,629
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.520%	12/7/06 (10)	4,370	4,370
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
TOB VRDO	3.520%	12/7/06	4,875	4,875
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.490%	12/7/06	31,930	31,930
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.520%	12/7/06	31,250	31,250
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.520%	12/7/06	23,905	23,905
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	12/7/06	41,010	41,010
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	12/7/06	15,690	15,690
Pennsylvania Housing Finance Agency Rev.
(Single Family Mortgage) VRDO	3.550%	12/7/06	11,000	11,000
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.530%	12/7/06	8,545	8,545
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.530%	12/7/06	7,495	7,495
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	12/7/06	8,090	8,090
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	12/7/06	3,800	3,800
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	12/7/06	19,400	19,400
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.540%	12/7/06 (4)	3,500	3,500
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.550%	12/7/06	2,165	2,165
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.550%	12/7/06	10,095	10,095
[1] Pennsylvania Housing Finance Agency Rev.
TOB VRDO	3.570%	12/7/06	10,000	10,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.490%	12/7/06	7,170	7,170
Pennsylvania Housing Finance Agency Rev. VRDO	3.520%	12/7/06	10,510	10,510

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Rev. VRDO	3.520%	12/7/06	20,000	20,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.550%	12/7/06	10,000	10,000
[1] Pennsylvania IDA Rev. TOB VRDO	3.510%	12/7/06 (2)	5,160	5,160
[1] Pennsylvania Intergovernmental
Cooperation Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	6,300	6,300
Pennsylvania Intergovernmental
Cooperation Auth. Rev. VRDO	3.500%	12/7/06 (2)	11,500	11,500
Pennsylvania State Univ. Rev.	5.000%	3/1/07	4,645	4,662
Pennsylvania State Univ. Rev. VRDO	3.470%	12/7/06	9,700	9,700
Pennsylvania State Univ. Rev. VRDO	3.470%	12/7/06	73,275	73,275
[1] Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
TOB VRDO	3.520%	12/7/06 (1)	2,580	2,580
[1] Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.
TOB VRDO	3.520%	12/7/06 (2)	12,775	12,775
[1] Pennsylvania Turnpike Comm. Registration Fee Rev.
TOB VRDO	3.520%	12/7/06 (4)	10,005	10,005
[1] Pennsylvania Turnpike Comm. Registration Fee Rev.
TOB VRDO	3.520%	12/7/06 (4)	2,355	2,355
[1] Pennsylvania Turnpike Comm. Registration Fee Rev.
TOB VRDO	3.530%	12/7/06 (4)	6,905	6,905
[1] Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.510%	12/7/06 (2)	3,795	3,795
[1] Pennsylvania Turnpike Comm. Rev. TOB VRDO	3.530%	12/7/06 (2)	25,430	25,430
Pennsylvania Turnpike Comm. Rev. VRDO	3.470%	12/7/06	12,000	12,000
Pennsylvania Turnpike Comm. Rev. VRDO	3.480%	12/7/06	36,665	36,665
Pennsylvania Turnpike Comm. Rev. VRDO	3.480%	12/7/06 (2)	9,800	9,800
Pennsylvania Turnpike Comm. Rev. VRDO	3.500%	12/7/06	19,460	19,460
Pennsylvania Turnpike Comm. Rev. VRDO	3.500%	12/7/06	8,600	8,600
Pennsylvania Turnpike Comm. Rev. VRDO	3.500%	12/7/06	5,500	5,500
Philadelphia PA Airport Rev. VRDO	3.500%	12/7/06 (1)	15,000	15,000
Philadelphia PA Airport Rev. VRDO	3.550%	12/7/06 (1)	10,800	10,800
Philadelphia PA Auth. IDR
(Girard Estate Aramark Project) VRDO	3.480%	12/7/06 LOC	4,000	4,000
Philadelphia PA Auth. IDR
(Institute for Cancer Research) VRDO	3.650%	12/1/06 LOC	3,000	3,000
Philadelphia PA Auth. IDR
(PA Academy of Fine Arts) VRDO	3.480%	12/7/06 LOC	11,065	11,065
Philadelphia PA Auth. IDR
(Regional Performing Arts Center Project) VRDO	3.530%	12/7/06 LOC	14,200	14,200
Philadelphia PA GO	5.000%	8/1/07 (11)	4,500	4,536
[1] Philadelphia PA GO TOB VRDO	3.510%	12/7/06 (11)	3,850	3,850
[1] Philadelphia PA GO TOB VRDO	3.510%	12/7/06 (11)	16,625	16,625
[1] Philadelphia PA GO TOB VRDO	3.510%	12/7/06 (4)	5,970	5,970
[1] Philadelphia PA GO TOB VRDO	3.520%	12/7/06 (11)	14,500	14,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06 (1)	10,600	10,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06	3,600	3,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06	17,815	17,815
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06	18,850	18,850
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System) PUT	3.600%	2/4/07	16,900	16,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Wills Eye Hosp.) VRDO	3.480%	12/7/06 LOC	11,115	11,115

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Philadelphia PA IDA Rev. (Philadelphia Airport System)
TOB VRDO	3.550%	12/7/06 (1)	3,750	3,750
[1] Philadelphia PA IDA Rev. TOB VRDO	3.510%	12/7/06 (4)	10,275	10,275
[1] Philadelphia PA Redev. Auth. Rev. TOB VRDO	3.520%	12/7/06 (3)	18,100	18,100
[1] Philadelphia PA School Dist. TOB VRDO	3.510%	12/7/06 (3)	6,590	6,590
[1] Philadelphia PA School Dist. TOB VRDO	3.510%	12/7/06 (3)	5,995	5,995
[1] Philadelphia PA School Dist. TOB VRDO	3.510%	12/7/06 (2)	5,280	5,280
[1] Philadelphia PA School Dist. TOB VRDO	3.510%	12/7/06 (2)	17,775	17,775
[1] Philadelphia PA School Dist. TOB VRDO	3.510%	12/7/06 (2)	5,280	5,280
[1] Philadelphia PA School Dist. TOB VRDO	3.520%	12/7/06 (4)	8,795	8,795
[1] Philadelphia PA School Dist. TOB VRDO	3.520%	12/7/06 (3)	4,995	4,995
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	150,000	150,603
Philadelphia PA TRAN	4.500%	6/29/07	22,500	22,592
[1] Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.510%	12/7/06 (4)	7,260	7,260
[1] Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.510%	12/7/06 (4)	4,810	4,810
[1] Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.520%	12/7/06 (4)	5,275	5,275
[1] Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.530%	12/7/06 (4)	9,900	9,900
[1] Philadelphia PA Water & Waste Water Rev.
TOB VRDO	3.530%	12/7/06 (4)	17,605	17,605
Philadelphia PA Water & Waste Water Rev. VRDO	3.460%	12/7/06 (4)	38,490	38,490
Philadelphia PA Water & Waste Water Rev. VRDO	3.460%	12/7/06 (2)	11,090	11,090
[1] Pittsburgh PA Urban Redev. Auth.
Single Family Mortgage Rev. TOB VRDO	3.530%	12/7/06	8,480	8,480
Red Lion PA School Dist. VRDO	3.480%	12/7/06 (4)	15,000	15,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	3.500%	12/7/06 (2)	2,800	2,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	3.500%	12/7/06 (2)	3,955	3,955
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	3.500%	12/7/06 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO	3.500%	12/7/06 (2)	3,000	3,000
[1] Seneca Valley PA School Dist. GO TOB VRDO	3.510%	12/7/06 (1)	23,320	23,320
[1] Souderton PA School Dist. GO TOB VRDO	3.510%	12/7/06 (3)	9,945	9,945
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.460%	12/7/06 (2)	24,760	24,760
Southcentral Pennsylvania General Auth. Rev.
(Wellspan Health) VRDO	3.460%	12/7/06 (2)	25,675	25,675
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	3.480%	12/7/06	38,400	38,400
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives) VRDO	3.500%	12/7/06	10,600	10,600
[1] State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.) TOB VRDO	3.520%	12/7/06 (4)	5,895	5,895

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.) TOB VRDO	3.520%	12/7/06 (4)	4,665	4,665
[1] State Public School Building Auth.
Pennsylvania School Rev.
(Philadelphia School Dist.) TOB VRDO	3.520%	12/7/06 (4)	4,568	4,568
[1] Tredyffrin-Easttown PA School Dist. GO TOB VRDO	3.510%	12/7/06	8,205	8,205
Union County PA Higher Educ. Auth. Rev.
(Bucknell Univ.) VRDO	3.470%	12/7/06	6,655	6,655
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.450%	12/7/06	24,230	24,230
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.450%	12/7/06	30,000	30,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.450%	12/7/06	24,650	24,650
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	400	400
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	3,800	3,800
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	8,000	8,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	12,900	12,900
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	4,700	4,700
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	5,000	5,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	10,000	10,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	5,000	5,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	5,000	5,000
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO	3.500%	12/7/06	13,600	13,600
Univ. of Pittsburgh of the Commonwealth
System of Higher Educ. Pennsylvania RAN	4.500%	8/24/07	18,000	18,102
[1] West Chester PA Area School Dist. GO TOB VRDO	3.520%	12/7/06 (4)	8,690	8,690
Westmoreland County PA IDA Rev.
(Excela Project) VRDO	3.470%	12/7/06 LOC	3,255	3,255
[1] Westmoreland County PA Muni. Auth.
Service Water Rev. TOB VRDO	3.520%	12/7/06 (4)	6,185	6,185

Pennsylvania Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	3,500	3,566
York County PA Hosp. Auth. Rev. (York Hosp.)	5.250%	7/1/07 (2)(Prere.)	8,675	8,839
York County PA IDA (PECO) CP	3.600%	12/1/06 LOC	16,440	16,440

Outside Pennsylvania:
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.490%	12/7/06 (1)	9,970	9,970
Puerto Rico Govt. Dev. Bank VRDO	3.290%	12/7/06 (1)	4,400	4,400
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.460%	12/7/06 (1)	7,740	7,740
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.480%	12/7/06 (1)	2,830	2,830
[1] Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.500%	12/7/06	26,000	26,000
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.300%	12/7/06 (2)	1,500	1,500
[1] Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/07	6,000	6,000
[1] Puerto Rico Infrastructure Financing Auth. Special
Obligation Bonds TOB VRDO	3.460%	12/7/06	20,700	20,700
[1] Puerto Rico Public Buildings Auth. Govt. Fac. Rev.
TOB VRDO	3.480%	12/7/06 (10)	11,295	11,295
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.460%	12/7/06 (2)	7,015	7,015
Puerto Rico TRAN	4.500%	7/30/07 LOC	30,000	30,194
Total Municipal Bonds (Cost $3,388,387)				3,388,387
Other Assets and Liabilities (0.0%)
Other Assets—Note B				49,230
Liabilities				(47,611)
				1,619
Net Assets (100%)
Applicable to 3,389,949,776 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,390,006
Net Asset Value Per Share				$1.00

At November 30, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	3,390,006	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	—	—
Unrealized Appreciation	—	—
Net Assets	3,390,006	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of these securities was $689,561,000, representing 20.3% of net assets.

Pennsylvania Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	108,531
Total Income	108,531
Expenses
The Vanguard Group—Note B
Investment Advisory Services	271
Management and Administrative	2,939
Marketing and Distribution	831
Custodian Fees	1
Auditing Fees	18
Shareholders’ Reports	24
Trustees’ Fees and Expenses	3
Total Expenses	4,087
Net Investment Income	104,444
Realized Net Gain (Loss) on Investment Securities Sold	51
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	104,495

Pennsylvania Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	104,444	60,570
Realized Net Gain (Loss)	51	10
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	104,495	60,580
Distributions
Net Investment Income	(104,444)	(60,570)
Realized Capital Gain	—	—
Total Distributions	(104,444)	(60,570)
Capital Share Transactions (at $1.00)
Issued	3,060,735	2,630,430
Issued in Lieu of Cash Distributions	98,957	57,583
Redeemed	(2,721,401)	(2,394,869)
Net Increase (Decrease) from Capital Share Transactions	438,291	293,144
Total Increase (Decrease)	438,342	293,154
Net Assets
Beginning of Period	2,951,664	2,658,510
End of Period	3,390,006	2,951,664

Pennsylvania Tax-Exempt Money Market Fund

Financial Highlights

			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.033	.022	.010	.009	.013
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.033	.022	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.033)	(.022)	(.010)	(.009)	(.013)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.033)	(.022)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	3.31%	2.19%	1.05%	0.91%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,390	$2,952	$2,659	$2,514	$2,448
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.27%	2.18%	1.04%	0.90%	1.32%

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Pennsylvania Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $339,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund's financial statements.

Pennsylvania Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	398	6,629	38,849
Yield		—	—
Investor Shares	3.8%
Admiral Shares	3.9%
Yield to Maturity	3.7%[3]	3.7%	3.8%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	7.8 years	9.9 years	13.3 years
Average Quality	AA+	AAA	AA+
Average Duration	6.2 years	5.7 years	5.1 years
Expense Ratio		—	—
Investor Shares	0.16%
Admiral Shares	0.09%
Short-Term Reserves	0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.98
Beta	0.98	1.15

Distribution by Maturity (% of portfolio)

Under 1 Year	9%
1–5 Years	26
5–10 Years	43
10–20 Years	17
20–30 Years	5

Distribution by Credit Quality (% of portfolio)

AAA	83%
AA	10
A	3
BBB	4

Investment Focus

1 Lehman 10 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 52.

Pennsylvania Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1996–November 30, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	6.30%	5.29%	5.58%	$17,206
Lehman Municipal Bond Index	6.12	5.40	5.75	17,487
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.70	17,415
Average Pennsylvania Municipal Debt Fund[1]	5.63	4.67	4.74	15,897

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[2]	Investment
Pennsylvania Long-Term Tax-Exempt Fund
Admiral Shares	6.37%	5.35%	5.63%	$135,531
Lehman Municipal Bond Index	6.12	5.40	5.65	135,673
Lehman 10 Year Municipal Bond Index	6.17	5.34	5.52	134,749

1 Derived from data provided by Lipper Inc.

2 Returns since inception on May 14, 2001.

Pennsylvania Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1996–November 30, 2006
			Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.7%	5.5%	6.2%	7.1%
1998	2.1	5.5	7.6	8.1
1999	–6.7	5.0	–1.7	–0.4
2000	3.1	5.8	8.9	7.7
2001	3.5	5.3	8.8	8.2
2002	1.5	5.0	6.5	6.7
2003	2.7	4.6	7.3	6.9
2004	–1.3	4.6	3.3	4.0
2005	–1.4	4.5	3.1	3.0
2006	1.6	4.7	6.3	6.2

Average Annual Total Returns: Periods Ended September 30, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	4.37%	4.99%	0.64%	5.07%	5.71%
Admiral Shares	5/14/2001	4.45	5.05	0.71[2]	4.80[2]	5.51[2]

1 Lehman 10 Year Municipal Bond Index.

2 Return since inception.

Note: See Financial Highlights tables on pages 44 and 45 for dividend and capital gains information.

Pennsylvania Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (100.5%)
Abington PA School Dist. GO	5.000%	4/1/32 (4)	6,495	6,979
Adams County PA GO	5.300%	5/15/11 (3)(Prere.)	10,240	10,977
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)	6.000%	1/1/14 (3)	4,295	4,602
Allegheny County PA GO	0.000%	4/1/10 (1)	2,000	1,769
Allegheny County PA GO	5.250%	5/1/11 (3)(Prere.)	3,000	3,208
Allegheny County PA GO	5.500%	5/1/11 (3)(Prere.)	445	480
Allegheny County PA GO	5.750%	5/1/11 (3)(Prere.)	730	795
Allegheny County PA GO	5.750%	11/1/11 (3)	995	1,085
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	3,725	4,087
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,880	3,160
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,645	2,902
Allegheny County PA GO	5.375%	11/1/12 (1)(Prere.)	2,000	2,194
Allegheny County PA GO	5.500%	11/1/14 (3)	605	651
Allegheny County PA GO	5.375%	11/1/16 (1)	4,100	4,466
Allegheny County PA GO	5.375%	11/1/17 (1)	3,600	3,928
Allegheny County PA GO	6.000%	7/1/23 (1)	5,745	7,088
Allegheny County PA Higher Educ. Building Auth.
(Carnegie Mellon Univ.)	5.125%	3/1/32	3,000	3,166
Allegheny County PA Hosp. Dev. Auth. Rev.
(Catholic Health East)	5.250%	11/15/13 (2)	1,000	1,048
Allegheny County PA Hosp. Dev. Auth. Rev.
(Magee Women’s Hosp.)	6.000%	10/1/10 (3)	4,235	4,511
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	5.600%	4/1/17 (1)	2,000	2,051
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/26 (1)	4,625	5,836
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)	6.000%	7/1/27 (1)	9,325	11,817
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12 (3)	4,965	5,360
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14 (3)	2,355	2,550
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16 (3)	1,500	1,624
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17 (3)	2,750	2,974
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10 (1)(Prere.)	11,880	12,850
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10 (1)	1,500	1,635
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11 (1)	1,490	1,637
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12 (1)	1,180	1,286
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16 (1)	3,545	3,854

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16 (3)(ETM)	11,295	11,893
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18 (1)	15,000	16,299
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30 (1)	2,150	2,310
Annville Cleona PA School Dist.	6.000%	3/1/28 (4)	1,500	1,753
Annville Cleona PA School Dist.	6.000%	3/1/31 (4)	2,475	2,886
Berks County PA GO	0.000%	11/15/13 (3)	7,250	5,564
Berks County PA GO	0.000%	11/15/14 (3)	8,615	6,337
Berks County PA GO	0.000%	11/15/15 (3)	6,250	4,396
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14 (1)	4,500	4,958
Bethlehem PA Area School Dist.	5.375%	3/15/12 (3)(Prere.)	7,500	8,158
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16 (2)	4,480	4,996
Bristol Borough PA School Dist. GO	5.250%	3/1/25 (4)	3,635	4,001
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/34	2,600	2,825
Bucks County PA IDA Solid Waste Rev.
(Waste Management Project) PUT	4.900%	2/1/08	6,400	6,450
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,550	1,685
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,635	1,778
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,725	1,875
Carlisle PA Area School Dist. GO	5.375%	3/1/12 (1)(Prere.)	1,820	1,979
Catholic Health East Pennsylvania
Health Systems Rev.	5.500%	11/15/24	1,400	1,528
Catholic Health East Pennsylvania
Health Systems Rev.	5.375%	11/15/34	3,000	3,222
Central Bucks PA School Dist.	5.500%	5/15/15 (3)	5,540	6,054
Central Bucks PA School Dist.	5.500%	5/15/17 (3)	3,785	4,133
Central Bucks PA School Dist.	5.500%	5/15/18 (3)	2,400	2,618
Central Bucks PA School Dist.	5.500%	5/15/19 (3)	1,500	1,636
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,687
Chester County PA Health & Educ. Fac. Auth. Rev.
(Devereux Foundation)	5.000%	11/1/31	2,250	2,372
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	12,445	12,775
Chester County PA Health & Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.250%	5/15/22 (2)	36,580	37,598
Chester County PA School Auth. Rev.	5.000%	4/1/23 (2)	2,670	2,869
Chester County PA School Auth. Rev.	5.000%	4/1/24 (2)	1,000	1,073
Chester County PA School Auth. Rev.	5.000%	4/1/26 (2)	1,575	1,689
Coatesville PA School Dist. GO	5.250%	8/15/14 (4)(Prere.)	6,645	7,393
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23 (1)	13,535	14,908
Cumberland County PA Muni. Auth. College Rev.
(Dickinson College)	5.500%	11/1/10 (2)(Prere.)	3,230	3,461
Dauphin County PA General Auth. Hosp. Rev.
(West Pennsylvania Hosp.)	5.500%	7/1/13 (1)(ETM)	5,000	5,344
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/12 (2)	3,300	3,458
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/13 (2)	4,665	4,888
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	8/1/24 (1)	4,000	4,306
Delaware County PA Hosp. Auth. Rev.
(Crozer-Chester Medical Center)	5.300%	12/1/27	8,905	9,093
Delaware County PA Hosp. Auth. Rev.
(Delaware County Memorial Hosp.)	5.500%	8/15/13 (1)	12,000	12,136
Delaware County PA IDA Rev.
(Suburban Water Co. Project)	5.150%	9/1/32 (2)	5,500	5,834
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	5/1/14 (3)	2,405	2,609

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware County PA Regional Water Quality
Control Auth. Rev.	5.500%	5/1/16 (3)	2,685	2,912
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/19 (1)	1,645	1,821
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/19 (1)	4,835	5,691
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/20 (1)	1,735	1,920
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.500%	7/1/20 (1)	5,105	6,067
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/21 (1)	1,825	2,017
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/22 (1)	1,920	2,124
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.	5.250%	7/1/23 (1)	2,020	2,233
Delaware River Port Auth.
Pennsylvania & New Jersey Rev.	5.700%	1/1/23 (4)	8,345	8,833
Erie County PA GO	5.000%	9/1/25 (3)	5,525	5,955
Erie County PA Hosp. Auth. Rev.
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,505
Erie PA School Dist. GO	0.000%	9/1/10 (4)	5,665	4,931
Erie PA School Dist. GO	5.800%	9/1/10 (2)(Prere.)	4,500	4,856
Erie PA School Dist. GO	0.000%	9/1/11 (4)	5,780	4,838
Erie PA School Dist. GO	0.000%	5/1/16 (1)(ETM)	3,175	2,208
Erie PA School Dist. GO	0.000%	9/1/18 (4)	830	513
Hazleton PA Area School Dist. GO	5.500%	3/1/11 (3)	3,740	3,993
Hazleton PA Area School Dist. GO	5.750%	3/1/12 (3)	1,420	1,551
Hazleton PA Area School Dist. GO	6.000%	3/1/16 (3)	18,245	20,007
Hazleton PA Area School Dist. GO	0.000%	3/1/17 (3)	4,425	2,922
Hazleton PA Area School Dist. GO	0.000%	3/1/22 (3)	5,265	2,764
Lake Lehman PA School Dist. GO	0.000%	4/1/14 (1)	1,290	973
Lake Lehman PA School Dist. GO	0.000%	4/1/15 (1)	1,295	934
Lake Lehman PA School Dist. GO	0.000%	4/1/16 (1)	1,310	903
Lake Lehman PA School Dist. GO	0.000%	4/1/17 (1)	1,315	865
Lake Lehman PA School Dist. GO	0.000%	4/1/18 (1)	1,000	628
Lancaster County PA GO	5.500%	11/1/16 (3)	1,025	1,118
Lancaster County PA GO	5.500%	11/1/17 (3)	1,060	1,157
Lancaster County PA GO	5.500%	11/1/18 (3)	1,120	1,221
Lancaster County PA GO	5.500%	11/1/19 (3)	1,175	1,281
Lancaster County PA GO VRDO	3.490%	12/7/06 (4)	11,585	11,585
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/21	1,000	1,071
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)	5.875%	6/1/31	6,000	6,416
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/22	1,135	1,220
Lancaster PA Higher Educ. Auth. Rev.
(Franklin & Marshall College)	5.000%	4/15/27	2,775	2,970
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21	1,635	1,726
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31	2,165	2,292
Lebanon County Health Fac. Auth. Rev.
(Good Samaritan)	6.000%	11/15/35	10,500	11,471
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	5.375%	7/1/14 (4)	900	971

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lehigh County PA General Purpose Hosp. Auth. Rev.
(Lehigh Valley Health Network)	7.000%	7/1/16 (1)	4,415	5,274
Luzerne County PA GO	0.000%	11/15/16 (1)	2,360	1,465
Luzerne County PA GO	0.000%	11/15/17 (1)	2,390	1,397
Luzerne County PA GO	5.250%	12/15/21 (3)	5,320	6,138
McKeesport PA Area School Dist. GO	0.000%	10/1/07 (1)	2,080	2,019
McKeesport PA Area School Dist. GO	0.000%	10/1/08 (1)	2,270	2,122
McKeesport PA Area School Dist. GO	0.000%	10/1/09 (1)	2,020	1,819
McKeesport PA Area School Dist. GO	0.000%	10/1/10 (1)	1,840	1,596
McKeesport PA Area School Dist. GO	0.000%	10/1/11 (1)	1,835	1,530
McKeesport PA Area School Dist. GO	0.000%	10/1/14 (1)	2,040	1,507
McKeesport PA Area School Dist. GO	0.000%	10/1/15 (1)	2,040	1,441
McKeesport PA Area School Dist. GO	0.000%	10/1/16 (1)	4,655	3,142
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)(ETM)	425	265
McKeesport PA Area School Dist. GO	0.000%	10/1/18 (2)	2,650	1,628
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)(ETM)	2,480	1,180
McKeesport PA Area School Dist. GO	0.000%	10/1/24 (2)	520	243
McKeesport PA Area School Dist. GO	0.000%	10/1/28 (2)	2,340	916
Montgomery County PA GO	5.000%	7/15/19	8,800	9,103
Montgomery County PA GO	5.250%	10/15/24	2,660	3,123
Montgomery County PA GO	5.250%	10/15/25	2,000	2,361
Montgomery County PA GO	5.000%	10/15/28	13,235	14,373
Montgomery County PA GO	5.000%	10/15/31	6,450	6,999
Montgomery County PA Higher Educ. &
Health Auth. Rev. (Catholic Health East)	5.375%	11/15/34	2,175	2,345
Montgomery County PA Higher Educ. &
Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36	17,500	17,983
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25 (1)	4,000	4,310
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26 (1)	3,550	3,825
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27 (1)	3,300	3,556
Neshaminy PA School Dist. GO	5.700%	2/15/14 (3)	8,795	8,922
North Hills PA School Dist. GO	5.250%	11/15/07 (3)(Prere.)	7,440	7,559
North Hills PA School Dist. GO	5.250%	12/15/15 (4)(Prere.)	5,030	5,657
North Pocono PA School Dist. GO	5.000%	3/15/26 (3)	4,035	4,350
Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/16 (2)	5,910	6,035
Northeastern PA Hosp. & Educ. Health Rev.
(Wyoming Valley Health)	5.250%	1/1/26 (2)	2,850	2,910
Norwin PA School Dist. GO	5.000%	4/1/35 (4)	7,000	7,535
Owen J. Roberts School Dist. Pennsylvania GO	5.375%	5/15/07 (1)(Prere.)	1,635	1,649
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17 (4)	1,495	1,638
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31 (4)	8,000	8,638
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35 (4)	5,000	5,386
Parkland PA School Dist. GO	5.375%	9/1/15 (3)	3,050	3,445
Parkland PA School Dist. GO	5.375%	9/1/16 (3)	2,000	2,275
Pennsbury PA School Dist. GO	5.250%	8/1/24 (4)	9,135	10,009
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16 (3)(ETM)	25,150	29,623
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/19 (3)(ETM)	14,275	17,252
Pennsylvania GO	5.750%	10/1/09 (3)(Prere.)	19,850	21,219
Pennsylvania GO	5.250%	10/15/10 (Prere.)	8,850	9,474
Pennsylvania GO	5.250%	10/15/10 (Prere.)	11,300	12,096
Pennsylvania GO	6.000%	1/15/11	3,000	3,241
Pennsylvania GO	5.250%	10/15/11	11,200	11,977
Pennsylvania GO	5.375%	7/1/21	26,785	31,343
Pennsylvania GO	5.000%	1/1/26	40,450	43,697

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10 (1)(Prere.)	2,000	2,193
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO	3.530%	12/7/06 (2)	4,100	4,100
Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/16 (1)	19,900	20,333
Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	3,040	3,106
Pennsylvania Higher Educ. Fac. Auth.
Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/21 (1)	6,505	6,647
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17 (2)	935	993
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19 (2)	1,160	1,236
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.250%	12/1/12 (2)	11,120	12,134
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Bryn Mawr College)	5.625%	12/1/14 (1)	2,200	2,265
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Foundation for Indiana Univ. of
Pennsylvania Student Housing)	5.125%	7/1/39 (10)	17,130	18,599
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.125%	6/1/25	3,500	3,645
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Philadelphia Univ.)	5.250%	6/1/32	6,350	6,622
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Slippery Rock Univ. Foundation)	5.000%	7/1/37 (10)	2,500	2,667
Pennsylvania Higher Educ. Fac. Auth. Rev.
(St. Joseph’s Univ.) VRDO	3.530%	12/7/06 LOC	9,200	9,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/08 (1)(Prere.)	2,320	2,394
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.250%	4/1/11 (1)	1,225	1,263
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Temple Univ.)	5.000%	4/1/33 (1)	24,225	26,115
[1] Pennsylvania Higher Educ. Fac. Auth. Rev.
(Thomas Jefferson Univ.)	5.000%	9/1/39 (2)	13,500	14,552
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania)	5.000%	7/15/38	15,625	16,708
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Scranton)	5.000%	11/1/28 (10)	4,080	4,394
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.250%	1/15/16	3,120	3,448
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/22	5,000	5,469
Pennsylvania Higher Educ. Fac. Auth. Rev.
(UPMC Health Systems)	6.000%	1/15/31	5,000	5,457
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20	2,360	2,468
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26	1,200	1,257
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/31	1,605	1,676
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36	3,000	3,193
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39	3,000	3,116
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11 LOC	9,215	9,581
Pennsylvania Housing Finance Agency Rev.	5.250%	4/1/21	5,000	5,148
Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/24	2,030	2,042

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Housing Finance Agency Rev.	5.350%	10/1/31	13,000	13,373
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16 (2)	14,865	16,372
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17 (2)	7,000	7,714
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18 (2)	7,630	8,400
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19 (2)	6,340	6,979
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20 (2)	4,495	4,948
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21 (2)	8,130	8,950
Pennsylvania Intergovernmental
Cooperation Auth. Rev.	5.250%	6/15/17 (3)	7,830	8,131
Pennsylvania State Univ. Rev.	5.000%	9/1/24	3,000	3,236
Pennsylvania State Univ. Rev.	5.000%	9/1/24	10,625	11,378
Pennsylvania State Univ. Rev.	5.000%	9/1/29	7,625	8,144
Pennsylvania State Univ. Rev.	5.000%	9/1/29	2,500	2,689
Pennsylvania State Univ. Rev.	5.000%	9/1/34	16,700	17,826
Pennsylvania State Univ. Rev.	5.000%	9/1/35	13,000	13,951
Pennsylvania State Univ. Rev. VRDO	3.470%	12/7/06	10,200	10,200
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/13 (1)(Prere.)	6,000	6,535
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/26 (2)	4,000	4,348
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/27 (2)	3,000	3,261
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,505	1,635
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	6,370	6,919
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	2,500	2,715
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	7,550	8,200
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11 (2)(Prere.)	1,000	1,086
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/11 (2)(Prere.)	12,010	13,108
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12 (3)	9,000	9,844
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27 (4)	4,000	4,754
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/28 (4)	9,375	11,181
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/30 (4)	10,925	13,112
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31 (2)	17,610	19,659
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32 (2)	15,000	16,445
Philadelphia PA Airport Parking Auth.	5.400%	9/1/11 (2)	4,520	4,616
Philadelphia PA Airport Parking Auth.	5.400%	9/1/12 (2)	5,990	6,117
Philadelphia PA Airport Parking Auth.	5.400%	9/1/15 (2)	6,350	6,486
Philadelphia PA Airport Parking Auth.	5.500%	9/1/18 (2)	4,250	4,346
Philadelphia PA Airport Parking Auth.	5.125%	2/15/24 (2)	1,045	1,082
Philadelphia PA Airport Parking Auth.	5.250%	9/1/29 (4)	3,530	3,692
Philadelphia PA Gas Works Rev.	5.250%	7/1/11 (4)	3,965	4,059
Philadelphia PA Gas Works Rev.	5.375%	7/1/12 (4)	4,000	4,103
Philadelphia PA Gas Works Rev.	5.375%	7/1/14 (4)	4,310	4,420
Philadelphia PA Gas Works Rev.	5.375%	7/1/16 (4)	13,280	14,958
Philadelphia PA Gas Works Rev.	5.375%	7/1/18 (4)	11,555	13,108
Philadelphia PA GO	6.000%	11/15/10 (3)	1,065	1,067
Philadelphia PA GO	6.000%	11/15/11 (3)	1,145	1,147
Philadelphia PA GO	6.000%	11/15/12 (3)	1,270	1,272
Philadelphia PA GO	6.000%	11/15/13 (3)	715	716
Philadelphia PA GO	5.250%	3/15/14 (4)	1,750	1,827
Philadelphia PA GO	5.250%	9/15/14 (4)	7,460	7,928
Philadelphia PA GO	5.250%	3/15/15 (4)	2,600	2,711
Philadelphia PA GO	5.250%	9/15/15 (4)	4,775	5,068
Philadelphia PA GO	5.250%	9/15/17 (4)	9,155	9,720
Philadelphia PA GO	5.250%	9/15/18 (4)	2,135	2,265
Philadelphia PA GO	5.000%	8/1/27 (11)	12,160	13,066
Philadelphia PA GO	5.000%	8/1/29 (11)	13,380	14,388

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06	4,500	4,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06 (1)	2,405	2,405
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06 (1)	4,500	4,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06	7,400	7,400
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children’s Hosp. of Philadelphia) VRDO	3.630%	12/1/06	1,700	1,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Jefferson Health System)	5.125%	5/15/18 (2)	5,700	5,851
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/10 (3)	4,440	4,573
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	6/15/12 (3)	1,000	1,040
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/12 (3)	5,505	5,961
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/13 (3)	1,030	1,110
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.375%	7/1/13 (3)	10,000	10,314
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/13 (3)	5,825	6,300
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/14 (3)	1,090	1,169
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/14 (3)	6,155	6,585
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/15 (3)	5,695	5,850
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/15 (3)	1,150	1,240
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/15 (3)	6,435	6,943
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/16 (3)	1,210	1,302
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/16 (3)	5,000	5,383
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/17 (3)	1,280	1,375
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	6/15/18 (3)	1,350	1,450
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.500%	7/1/18 (3)	4,000	4,298
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15 (3)	3,000	3,259
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17 (3)	2,255	2,452
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19 (3)	2,815	3,058
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20 (3)	2,000	2,173
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22 (3)	5,275	5,704
Philadelphia PA School Dist. GO	5.375%	4/1/07 (2)(Prere.)	1,490	1,499
Philadelphia PA School Dist. GO	5.250%	4/1/09 (1)(Prere.)	3,000	3,116
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	7,420	8,050
Philadelphia PA School Dist. GO	5.750%	2/1/11 (4)(Prere.)	6,415	6,960
Philadelphia PA School Dist. GO	5.250%	2/1/12 (4)	1,000	1,077
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,800	1,965
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,500	2,730
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	1,000	1,092
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,184
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	2,000	2,184
Philadelphia PA School Dist. GO	5.500%	2/1/12 (4)(Prere.)	6,200	6,769
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,106
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,500	7,190
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	6,000	6,637
Philadelphia PA School Dist. GO	5.625%	8/1/12 (3)(Prere.)	1,000	1,106
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10 (3)	33,865	37,638
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11 (3)	35,685	40,678
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11 (1)	3,750	4,177
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14 (2)	7,100	7,854
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16 (3)	5,040	5,454
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17 (3)	5,460	5,921
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18 (1)(ETM)	925	1,025

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19 (3)	4,155	4,529
Philadelphia PA Water & Waste Water Rev. VRDO	3.460%	12/7/06 (4)	1,800	1,800
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	2,015	2,203
Pittsburgh PA GO	5.500%	3/1/12 (2)(Prere.)	5,330	5,826
Pittsburgh PA GO	5.500%	9/1/13 (2)	5,635	6,118
Pittsburgh PA GO	5.125%	9/1/14 (3)	8,435	8,610
Pittsburgh PA GO	5.500%	9/1/14 (2)	12,000	12,934
Pittsburgh PA GO	5.125%	9/1/15 (3)	6,395	6,509
Pittsburgh PA GO	5.500%	9/1/15 (2)	2,125	2,305
Pittsburgh PA GO	5.250%	9/1/17 (3)	4,980	5,082
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	7,000	7,148
Pittsburgh PA School Dist. GO	5.250%	3/1/08 (3)(Prere.)	5,200	5,310
Pittsburgh PA School Dist. GO	5.350%	3/1/08 (3)(Prere.)	3,510	3,588
Pittsburgh PA School Dist. GO	0.000%	8/1/09 (2)	4,000	3,629
Pittsburgh PA School Dist. GO	5.375%	9/1/14 (4)	1,755	1,959
Pittsburgh PA School Dist. GO	5.500%	9/1/16 (4)	4,000	4,573
Pittsburgh PA School Dist. GO	5.500%	9/1/18 (4)	2,880	3,335
Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14 (3)(ETM)	21,470	24,570
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27 (3)	12,765	5,258
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28 (3)	8,965	3,538
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29 (3)	31,755	11,981
Radnor Township PA School Dist.	5.000%	2/15/35 (4)	2,500	2,682
Reading PA School Dist. GO	0.000%	1/15/15 (3)	9,260	6,311
Reading PA School Dist. GO	0.000%	1/15/16 (3)	9,270	5,960
Reading PA School Dist. GO	0.000%	1/15/28 (3)	10,000	4,071
Reading PA School Dist. GO	5.000%	1/15/29 (4)	6,120	6,598
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/13	2,000	2,229
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/14	1,925	2,140
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/15	2,045	2,272
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/16	3,225	3,582
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/17	6,640	7,357
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	6.250%	12/1/18	2,500	2,769
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.750%	12/1/21	3,000	3,246
Sayre PA Health Care Fac. Auth. Rev.
(Guthrie Health Care System)	5.875%	12/1/31	12,500	13,644
Scranton PA School Dist. GO	5.250%	6/15/27 (10)	2,750	3,050
Scranton PA School Dist. GO	5.250%	6/15/31 (10)	2,375	2,630
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.625%	1/1/16 (1)	5,490	5,608
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
(Mercy Health System)	5.700%	1/1/23 (1)	9,205	9,403
[1] Shamokin-Coal Township Pennsylvania	5.000%	7/1/36 (4)	6,000	6,426
Snyder County PA Higher Educ. Auth. Univ. Rev.
(Susquehanna Univ. Project)	5.000%	1/1/30 (11)	3,000	3,222
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.625%	7/1/10 (6)	1,640	1,702
South Fork PA Hosp. Auth. Rev.
(Conemaugh Valley Hosp.)	5.750%	7/1/18 (6)	7,000	8,134

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southeastern Pennsylvania Transp. Auth. Rev.	5.450%	3/1/11 (3)	3,730	3,821
Southeastern Pennsylvania Transp. Auth. Rev.	5.375%	3/1/17 (3)	2,500	2,560
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,525	2,615
St. Mary’s Hosp. Auth. Bucks County PA Rev.
(Catholic Health Initiatives)	5.375%	6/1/08 (Prere.)	2,340	2,423
[1] Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30	18,250	19,762
Uniontown PA Area School Dist. GO	5.500%	10/1/12 (4)(Prere.)	9,950	10,970
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project)	5.250%	6/1/17 (3)	6,995	7,187
Univ. of Pittsburgh PA Rev.	5.500%	6/1/10 (1)	5,285	5,439
Univ. of Pittsburgh PA Rev.	5.500%	6/1/14 (1)	11,780	12,122
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,435	2,627
Warwick PA School Dist. GO	5.375%	8/15/11 (3)(Prere.)	2,570	2,773
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/10 (2)	1,750	1,839
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)(ETM)	330	352
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/11 (2)	1,510	1,597
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.125%	7/1/12 (2)	1,935	2,078
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.250%	7/1/13 (2)	2,035	2,222
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/14 (2)	1,640	1,820
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.375%	7/1/15 (2)	2,250	2,511
Washington County PA Hosp. Auth. Rev.
(Washington Hosp.)	5.500%	7/1/16 (2)	2,375	2,693
West Chester PA Area School Dist. GO	5.000%	5/15/28 (1)	7,480	8,050
West Chester PA Area School Dist. GO	5.000%	5/15/29 (1)	7,855	8,454
West Cornwall Township PA Muni. Auth. College Rev.
(Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,650	2,938
West Cornwall Township PA Muni. Auth. College Rev.
(Elizabethtown College)	6.000%	12/15/11 (Prere.)	2,000	2,218
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,020	1,092
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11 (4)(Prere.)	1,080	1,156
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17 (4)	935	997
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18 (4)	980	1,044
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15 (4)(Prere.)	3,490	3,911
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17 (1)(ETM)	8,205	9,483
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/15 (3)	5,000	3,553
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/23 (1)	5,000	2,460
Westmoreland County PA Muni. Auth.
Service Water Rev.	0.000%	8/15/24 (3)	4,000	1,883
Wyoming PA Area School Dist.	5.000%	9/1/26 (1)	2,000	2,163
Wyoming PA Area School Dist.	5.000%	9/1/29 (1)	5,125	5,530
York County PA	5.000%	6/1/33 (1)	6,000	6,455
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13 (3)	6,750	7,539
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14 (3)	4,050	4,573

Pennsylvania Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20	5,300	6,115
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21 (1)	5,000	5,776
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/23 (1)	15,500	18,038
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/30 (4)	10,900	11,743
Puerto Rico GO	5.500%	7/1/18 (1)	10,000	11,622
Puerto Rico GO	5.500%	7/1/20 (3)	6,000	7,067
Puerto Rico GO	5.500%	7/1/22 (3)	8,960	10,657
Puerto Rico GO	5.500%	7/1/29 (1)	10,000	12,268
Puerto Rico Govt. Dev. Bank VRDO	3.290%	12/7/06 (1)	6,050	6,050
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	17,000	19,888
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (1)	14,610	17,209
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20 (4)	14,155	16,673
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (2)	10,000	11,940
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/25 (2)	15,000	18,107
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/26 (2)	10,000	12,131
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/29 (2)	12,150	4,688
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/30 (3)	14,905	5,510
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/31 (3)	28,695	10,126
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/32 (3)	25,000	8,433
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	5,000	5,949
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(11)	25,000	32,082
Puerto Rico Public Finance Corp.	6.000%	8/1/26	10,875	13,312
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12	2,000	2,102
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,870
Total Municipal Bonds (Cost $2,276,086)				2,402,140
Other Assets and Liabilities (–0.5%)
Other Assets—Note B				36,376
Liabilities				(48,350)
				(11,974)
Net Assets (100%)				2,390,166

Pennsylvania Long-Term Tax-Exempt Fund

At November 30, 2006, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,258,692
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	5,420
Unrealized Appreciation	126,054
Net Assets	2,390,166

Investor Shares—Net Assets
Applicable to 58,202,454 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	667,718
Net Asset Value Per Share—Investor Shares	$11.47

Admiral Shares—Net Assets
Applicable to 150,139,249 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,722,448
Net Asset Value Per Share—Admiral Shares	$11.47

•	See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2006.

2 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Pennsylvania Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2006
($000)
Investment Income
Income
Interest	108,796
Total Income	108,796
Expenses
The Vanguard Group—Note B
Investment Advisory Services	200
Management and Administrative
Investor Shares	830
Admiral Shares	993
Marketing and Distribution
Investor Shares	189
Admiral Shares	265
Custodian Fees	11
Auditing Fees	23
Shareholders’ Reports
Investor Shares	17
Admiral Shares	7
Trustees’ Fees and Expenses	2
Total Expenses	2,537
Expenses Paid Indirectly—Note C	(30)
Net Expenses	2,507
Net Investment Income	106,289
Realized Net Gain (Loss)
Investment Securities Sold	9,861
Futures Contracts	(1,444)
Realized Net Gain (Loss)	8,417
Change in Unrealized Appreciation (Depreciation)
Investment Securities	29,680
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	29,680
Net Increase (Decrease) in Net Assets Resulting from Operations	144,386

Pennsylvania Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2006	2005
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income	106,289	104,383
Realized Net Gain (Loss)	8,417	5,560
Change in Unrealized Appreciation (Depreciation)	29,680	(39,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	144,386	70,940
Distributions
Net Investment Income
Investor Shares	(30,951)	(54,938)
Admiral Shares	(75,338)	(49,445)
Realized Capital Gain
Investor Shares	(1,764)	(5,631)
Admiral Shares	(3,991)	(3,239)
Total Distributions	(112,044)	(113,253)
Capital Share Transactions—Note F
Investor Shares	(45,718)	(724,794)
Admiral Shares	122,414	776,818
Net Increase (Decrease) from Capital Share Transactions	76,696	52,024
Total Increase (Decrease)	109,038	9,711
Net Assets
Beginning of Period	2,281,128	2,271,417
End of Period	2,390,166	2,281,128

Pennsylvania Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.32	$11.53	$11.74	$11.49	$11.36
Investment Operations
Net Investment Income	.513	.520	.528	.516	.550
Net Realized and Unrealized
Gain (Loss) on Investments	.179	(.165)	(.148)	.307	.170
Total from Investment Operations	.692	.355	.380	.823	.720
Distributions
Dividends from Net Investment Income	(.513)	(.520)	(.528)	(.516)	(.550)
Distributions from Realized Capital Gains	(.029)	(.045)	(.062)	(.057)	(.040)
Total Distributions	(.542)	(.565)	(.590)	(.573)	(.590)
Net Asset Value, End of Period	$11.47	$11.32	$11.53	$11.74	$11.49

Total Return	6.30%	3.10%	3.32%	7.30%	6.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$668	$705	$1,444	$1,523	$1,598
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.55%	4.51%	4.54%	4.42%	4.81%
Portfolio Turnover Rate	17%	14%	12%	11%	15%

Pennsylvania Long-Term Tax-Exempt Fund

Admiral Shares
			Year Ended November 30,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.32	$11.53	$11.74	$11.49	$11.36
Investment Operations
Net Investment Income	.522	.528	.534	.523	.556
Net Realized and Unrealized
Gain (Loss) on Investments	.179	(.165)	(.148)	.307	.170
Total from Investment Operations	.701	.363	.386	.830	.726
Distributions
Dividends from Net Investment Income	(.522)	(.528)	(.534)	(.523)	(.556)
Distributions from Realized Capital Gains	(.029)	(.045)	(.062)	(.057)	(.040)
Total Distributions	(.551)	(.573)	(.596)	(.580)	(.596)
Net Asset Value, End of Period	$11.47	$11.32	$11.53	$11.74	$11.49

Total Return	6.37%	3.18%	3.37%	7.36%	6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,722	$1,577	$828	$850	$827
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.62%	4.58%	4.60%	4.48%	4.86%
Portfolio Turnover Rate	17%	14%	12%	11%	15%

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Pennsylvania Long-Term Tax-Exempt Fund

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2006, the fund had contributed capital of $239,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new-issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2006, these arrangements reduced the fund’s expenses by $30,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,420,000 from accumulated net realized gains to paid-in capital.

For tax purposes, at November 30, 2006, the fund had long-term capital gains of $7,986,000 available for distribution.

The fund had realized losses totaling $2,566,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation of investment securities for tax purposes.

At November 30, 2006, the cost of investment securities for tax purposes was $2,278,652,000. Net unrealized appreciation of investment securities for tax purposes was $123,488,000, consisting of unrealized gains of $123,554,000 on securities that had risen in value since their purchase and $66,000 in unrealized losses on securities that had fallen in value since their purchase.

Pennsylvania Long-Term Tax-Exempt Fund

E. During the year ended November 30, 2006, the fund purchased $410,009,000 of investment securities and sold $370,224,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended November 30,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	136,644	12,098	206,250	17,882
Issued in Lieu of Cash Distributions	24,026	2,127	43,175	3,743
Redeemed	(206,388)	(18,287)	(974,219)	(84,641)
Net Increase (Decrease)—Investor Shares	(45,718)	(4,062)	(724,794)	(63,016)
Admiral Shares
Issued	277,149	24,558	868,235	75,468
Issued in Lieu of Cash Distributions	54,925	4,863	35,711	3,108
Redeemed	(209,660)	(18,598)	(127,128)	(11,058)
Net Increase (Decrease)—Admiral Shares	122,414	10,823	776,818	67,518

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Pennsylvania Tax-Exempt Funds and Shareholders of Vanguard

Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Pennsylvania Tax-Exempt Money Market Fund and Vanguard Pennsylvania Long-Term Tax-Exempt Fund (constituting Vanguard Pennsylvania Tax-Exempt Funds, hereafter referred to as the “Funds”) at November 30, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2006 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 11, 2007

Special 2006 tax information (unaudited) for Vanguard Pennsylvania Tax-Exempt Funds

This information for the fiscal year ended November 30, 2006, is included pursuant to provisions of the Internal Revenue Code.

The Pennsylvania Long-Term Tax-Exempt Fund distributed $7,176,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Pennsylvania Tax-Exempt Fund	5/31/2006	11/30/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.46	$0.66
Long-Term
Investor Shares	1,000.00	1,049.47	0.82
Admiral Shares	1,000.00	1,049.84	0.46
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.42	$0.66
Long-Term
Investor Shares	1,000.00	1,024.27	0.81
Admiral Shares	1,000.00	1,024.62	0.46

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Pennsylvania Tax-Exempt Money Market Fund, 0.13%; for the Pennsylvania Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of the Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
145 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q770 012007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2006: $41,000
Fiscal Year Ended November 30, 2005: $33,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended November 30, 2006: $2,347,620
Fiscal Year Ended November 30, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2006: $530,000
Fiscal Year Ended November 30, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2006: $0
Fiscal Year Ended November 30, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2006: $101,300
Fiscal Year Ended November 30, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2007

VANGUARD PENNSYLVANIA TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.